Investment Instruments - Detail of Financial Instruments Measured at Fair Value Through Other Comprehensive Income and Financial Instruments Available for Sale and Held to Maturity (Detail)
$ in Millions
Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Available for sale	$ 2,663,478
Held to maturity	202,030
IAS 39 [member]
Disclosure of financial assets [line items]
Available for sale	2,663,478
Held to maturity	202,030
Total	2,865,508
IAS 39 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Available for sale	114,038
Total	114,038
IAS 39 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Available for sale	64
Total	64
IAS 39 [member] | Chilean financial institutions bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Available for sale	9,032
Total	9,032
IAS 39 [member] | Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Available for sale	6,159
Total	6,159
IAS 39 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Available for sale	420,687
Total	420,687
IAS 39 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Available for sale	300,740
Held to maturity	202,030
Total	502,770
IAS 39 [member] | Chilean corporate bonds [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Available for sale	18,469
Total	18,469
IAS 39 [member] | Other Financial Instruments [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Available for sale	10,412
Total	10,412
IAS 39 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Available for sale	687,945
Total	687,945
IAS 39 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Available for sale	1,081,879
Total	1,081,879
IAS 39 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Available for sale	14,053
Total	$ 14,053